Purchases of Equity Securities by the Issuer and Affiliated Purchasers - Summary of Shares Repurchased (Detail) (EUR €)	1 Months Ended	0 Months Ended	1 Months Ended											3 Months Ended		4 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended		11 Months Ended
	Dec. 22, 2014	Jan. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Feb. 28, 2014	Mar. 31, 2014	Apr. 30, 2014	May 31, 2014	Jun. 30, 2014	Jul. 31, 2014	Aug. 31, 2014	Sep. 30, 2014	Oct. 31, 2014	Dec. 22, 2014
Equity [Abstract]
Total number of shares purchased	845,544	547,500	883,971	1,004,378	736,294	602,125	1,048,739	1,061,649	783,500	739,855	765,284	962,536										9,981,375
Average price paid per Share	€ 86.06	€ 64.44	€ 81.85	€ 74.58	€ 76.62	€ 70.14	€ 66.71	€ 66.52	€ 59.98	€ 63.23	€ 65.55	€ 63.92										€ 70.13
Total number of shares purchased as part of publicly announced plans or programs	9,981,375	547,500	9,135,831										1,510,036	2,275,320	3,015,175	3,798,675	4,860,324	5,909,063	6,511,188	7,247,482	8,251,860
Maximum value of shares that may yet be purchased under the program		€ 664,718,936	€ 72,765,162	€ 145,116,399	€ 220,019,568	€ 276,431,931	€ 318,664,411	€ 388,627,554	€ 459,253,716	€ 506,251,123	€ 553,029,170	€ 603,190,359	€ 603,190,359	€ 553,029,170	€ 506,251,123	€ 459,253,716	€ 388,627,554	€ 318,664,411	€ 276,431,931	€ 220,019,568	€ 145,116,399